Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current
Cash and cash equivalents	$ 16,166	$ 113,776
Trade and other receivables	12,144	8,011
Other current assets	5,294	737
Short-term investments	0	1,852
Total current assets	33,604	124,376
Non-current
Stream, royalty and other interests	473,651	356,612
Hod Maden and other investments in associates	84,589	112,906
Investments	24,056	45,084
Other long-term assets	4,958	10,943
Total assets	620,858	649,921
Current
Trade and other payables	7,347	3,434
Non-current
Deferred income tax liabilities	18,294	5,477
Lease liabilities and other	2,579	2,868
Total liabilities	28,220	11,779
— EQUITY
Share capital	694,675	719,730
Reserves	18,903	18,902
Retained earnings (deficit)	35,569	10,951
Accumulated other comprehensive loss	(156,509)	(111,441)
Total equity	592,638	638,142
Total liabilities and equity	$ 620,858	$ 649,921